Segment reporting (Tables)	9 Months Ended
Sep. 30, 2018
Segment reporting
Schedule of segment reporting
	Three months ended September 30,
	2018		2017 (1)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	3,744	3,377	4,153	3,234

Gross profit	1,197	1,114	1,617	1,534
Gross profit in %	32.0%	33.0%	38.9%	47.4%

	Nine months ended September 30,
	2018		2017 (1)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	7,002	10,433	8,388	8,682

Gross profit	2,051	4,243	2,929	3,792
Gross profit in %	29.3%	40.7%	34.9%	43.7%

(1) Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.